Stock Options - Stock-based compensation expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Options
Stock-based compensation expense	$ 800,000	$ 500,000	$ 670,243	$ 716,537
Unrecognized compensation expense	$ 1,300,000		$ 890,031
Expected recognition period	1 year 7 months 6 days		3 years